Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					8/18/2014
2	Payment Date					8/20/2014
3	Collection Period				6/29/2014	7/26/2014	28
4	Monthly Interest Period- Actual				7/21/2014	8/19/2014	30
5	Monthly Interest- Scheduled						30

B. SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	25,422,947.62	—	25,422,947.62	—	—
7	Class A-2-A Fixed Notes	325,000,000.00	325,000,000.00	—	6,843,473.18	318,156,526.82	0.9789432
8	Class A-2-B Floating Notes	381,000,000.00	381,000,000.00	—	8,022,656.26	372,977,343.74	0.9789432
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

10	Equals: Total Securities	$1,499,000,000.00	$1,261,422,947.62	$—	$40,289,077.06	$1,221,133,870.56

11	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

12	Total Securitization Value	$1,768,948,825.63	$1,557,721,875.91			$1,517,432,798.85

13	NPV Lease Payments Receivable	765,853,915.91	582,299,072.44			553,596,902.17
14	NPV Base Residual	1,003,094,909.72	975,422,803.47			963,835,896.68

				Interest Pmt Due	Per $1000	Principal & Interest	Per $1000
			Coupon Rate		Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		0.20000%	4,237.16	0.0161109	25,427,184.78	96.6813110
16	Class A-2-A Fixed Notes		0.52000%	140,833.33	0.4333333	6,984,306.51	21.4901739
17	Class A-2-B Floating Notes		0.36620%	116,268.50	0.3051667	8,138,924.76	21.3620072
18	Class A-3 Notes		0.80000%	284,000.00	0.6666667	284,000.00	0.6666667
19	Class A-4 Notes		0.99000%	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			631,138.99		40,920,216.05

C. COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received	25,605,982.06
20	Pull Ahead Waived Payments	62,296.10
21	Sales Proceeds - Early Terminations	21,160,255.19
22	Sales Proceeds - Scheduled Terminations	4,087,295.66
23	Security Deposits for Terminated Accounts	15,225.00
24	Excess Wear and Tear Received	13,691.10
25	Excess Mileage Charges Received	48,518.71
26	Other Recoveries Received	1,613.08

27	Subtotal: Total Collections	50,994,876.90

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	1,781.49

31	Total Available Funds, prior to Servicer Advances	50,996,658.39

32	Servicer Advance	—

33	Total Available Funds	50,996,658.39

34	Reserve Account Draw	—

35	Available for Distribution	50,996,658.39

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 2

D. DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,298,101.56
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		631,138.99
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	49,062,417.84
49	Regular Principal Distribution Amount	40,289,077.06
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		40,289,077.06
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		8,773,340.78

E. CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,261,422,947.62
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,517,432,798.85)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,261,422,947.62
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,221,133,870.56)

61	Regular Principal Distribution Amount (not less than zero)		40,289,077.06

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,517,432,798.85
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

65	Targeted Note Balance		1,221,133,870.56

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		50,996,658.39
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		1,298,101.56
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		631,138.99
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		49,062,417.84
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		49,062,417.84

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 3

F. RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance				8,844,744.13
85	Initial Reserve Account Balance				8,844,744.13
86	Beginning Reserve Account Balance				8,844,744.13
87	Plus: Net Investment Income for the Collection Period				225.38

88	Subtotal: Reserve Fund Available for Distribution				8,844,969.51
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				8,844,969.51
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				225.38

93	Equals: Ending Reserve Account Balance				8,844,744.13

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

95	Current Period Net Residual Losses:			Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units			250	3,812,153.65
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(4,092,493.25)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				997.31
99	Less: Excess Wear and Tear Received				(13,691.10)
100	Less: Excess Mileage Received				(48,518.71)

101	Current Period Net Residual Losses/(Gains)			250	(341,552.10)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			285	(474,041.13)
104	Current Period Net Residual Losses (Item 101)			250	(341,552.10)

105	Ending Cumulative Net Residual Losses			535	(815,593.23)

106	CumulativeNet Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.05%

G. POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,768,948,826	1,517,432,799
109	Aggregate Base Residual Value			1,179,997,811	1,092,386,531
110	Number of Current Contracts			68,943	63,605
111	Weighted Average Lease Rate			2.78%	2.70%
112	Average Remaining Term			29.3	21.9
113	Average Original Term			39.2	39.2
114	Proportion of Base Prepayment Assumption Realized				176.91%
115	Actual Monthly Prepayment Speed				1.04%
116	Turn-in Ratio on Scheduled Terminations				90.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		64,723	1,736,900,118	1,557,721,876
118	Depreciation/Payments			(24,153,168)	(16,897,072)
119	Gross Credit Losses		(15)	(329,543)	(324,333)
120	Early Terminations - Regular		(755)	(19,857,356)	(18,141,575)
121	Early Terminations - Lease Pull Aheads		(98)	(1,236,339)	(1,113,944)
122	Scheduled Terminations - Purchased by Customer	421,225	(25)	(421,336)	(388,704)
123	Scheduled Terminations - Sold at Auction	300,619	(24)	(361,815)	(326,677)
124	Scheduled Terminations - Purchased by Dealer	3,369,501	(201)	(3,362,801)	(3,096,773)

125	Pool Balance - End of Period		63,605	1,687,177,759	1,517,432,799

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
127	Current		63,229	1,508,861,577.27	99.44%
128	31 - 90 Days Delinquent		333	7,549,665.38	0.50%
129	91+ Days Delinquent		43	1,021,556.20	0.07%

130	Total		63,605	1,517,432,798.85	100.00%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 4

131	Credit Losses:	Units	Amounts
132	Aggregate Securitization Value on charged-off units	15	324,333
133	Aggregate Liquidation Proceeds on charged-off units		(138,431)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(1,613)

137	Current Period Aggregate Net Credit Losses/(Gains)	15	184,289

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	64	503,658
140	Current Period Net Credit Losses (Item 137)	15	184,289

141	Ending Cumulative Net Credit Losses	79	687,947

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.04%

143	Aging of Scheduled Maturies Not Sold		Units
144	0- 60 Days since Contract Maturity		125
145	61 - 120 Days since Contract Maturity		4
146	121+ Days since Contract Maturity		—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
09/20/2014	29,819,352
10/20/2014	32,703,374
11/20/2014	32,410,631
12/20/2014	32,618,095
01/20/2015	35,510,185
02/20/2015	30,719,673
03/20/2015	29,883,843
04/20/2015	32,415,300
05/20/2015	34,432,999
06/20/2015	37,728,814
07/20/2015	38,753,198
08/20/2015	47,189,643
09/20/2015	53,138,455
10/20/2015	60,958,609
11/20/2015	62,876,734
12/20/2015	52,949,036
01/20/2016	54,030,044
02/20/2016	32,854,825
03/20/2016	37,453,594
04/20/2016	61,755,169
05/20/2016	66,146,262
06/20/2016	65,644,729
07/20/2016	62,817,408
08/20/2016	68,148,321
09/20/2016	59,498,957
10/20/2016	67,316,943
11/20/2016	66,513,932
12/20/2016	61,171,253
01/20/2017	23,187,740
02/20/2017	12,114,698
03/20/2017	9,931,096
04/20/2017	25,799,748
05/20/2017	28,006,272
06/20/2017	25,561,725
07/20/2017	16,855,751
08/20/2017	8,613,708
09/20/2017	6,557,631
10/20/2017	6,002,500
11/20/2017	4,911,863
12/20/2017	2,340,942
01/20/2018	89,747

Total:	1,517,432,799

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 6

(1)    This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)    each collection period is a calendar month rather than a fiscal month,

(b)    timely receipt of all monthly rental payments and sales proceeds,

(c)    no credit or residual losses and

(d)    no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month